Business Developments (Pro Forma Statement Of Income) (Detail) (Krungsri [Member], JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Krungsri [Member]
Statement of income data:
Net interest income	¥ 2,102,038	¥ 1,967,113
Non-interest income - Total	1,903,620	2,127,990
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,035,502	¥ 1,084,373